Financial Assets - Summary of Available-for-sale Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Available-for-sale securities		¥ 810,734	¥ 766,423
Debt securities [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		455,124	399,758
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		44,929	37,163
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		410,195	362,595
Equity securities [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		355,610	366,665
Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		93,384	91,011
Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		41,507	25,034
Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		132	232
Equity securities [member] | Unlisted [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		220,587	250,388
Financial assets at fair value, class [member] | Debt securities [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		455,124	399,758
Financial assets at fair value, class [member] | Debt securities [member] | Government bonds [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		24,632	21,653
Financial assets at fair value, class [member] | Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		157,765	146,310
Financial assets at fair value, class [member] | Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		197,133	188,337
Financial assets at fair value, class [member] | Debt securities [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		13,495	16,708
Financial assets at fair value, class [member] | Debt securities [member] | Wealth management products [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		430	11,321
Financial assets at fair value, class [member] | Debt securities [member] | Others [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities	[1]	61,669	15,429
Financial assets at fair value, class [member] | Equity securities [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		334,773	345,828
Financial assets at fair value, class [member] | Equity securities [member] | Common stocks [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		129,424	100,131
Financial assets at fair value, class [member] | Equity securities [member] | Preferred stocks [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		31,651	27,880
Financial assets at fair value, class [member] | Equity securities [member] | Funds [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		91,344	105,290
Financial assets at fair value, class [member] | Equity securities [member] | Wealth management products [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities		40,327	81,854
Financial assets at fair value, class [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities	[1]	42,027	30,673
Financial assets at amortised cost, class [member] | Others [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities	[1]	¥ 20,837	¥ 20,837

[1]	Other available-for-sale securities mainly include unlisted equity investments, private equity funds and trust schemes. The Group did not guarantee or provide any financing support for other available-for-sale securities, and considered that the carrying value of other available-for-sale securities represents its maximum risk exposure.